UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-09140

                       Phoenix Institutional Mutual Funds
        ----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                101 Munson Street
                            Greenfield, MA 01301-9668
        ----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

              Kevin J. Carr, Esq.
       Vice President, Chief Legal Officer        John H. Beers, Esq.
      Counsel and Secretary for Registrant     Vice President and Counsel
        Phoenix Life Insurance Company       Phoenix Life Insurance Company
             One American Row                      One American Row
          Hartford, CT 06103-2899              Hartford, CT 06103-2899
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 814-1897
                                                           --------------

                      Date of fiscal year end: December 31
                                               -----------

                  Date of reporting period: September 30, 2006
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.
The Schedule of Investments is attached herewith.


PHOENIX INSTITUTIONAL MUTUAL FUNDS
GLOSSARY
SEPTEMBER 30, 2006 (UNAUDITED)


AMBAC
AMERICAN MUNICIPAL BOND ASSURANCE CORPORATION

FGIC
FINANCIAL GUARANTY INSURANCE COMPANY

FSA
FINANCIAL SECURITY ASSURANCE, INC.

MBIA
MUNICIPAL BOND INSURANCE ASSOCIATION

PSF
THE PERMANENT SCHOOL FUND

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

Phoenix Institutional Bond Fund


                           SCHEDULE OF INVESTMENTS
                              SEPTEMBER 30, 2006
                                 (UNAUDITED)

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

U.S. GOVERNMENT SECURITIES--6.7%

U.S. TREASURY BONDS--4.5%
U.S. Treasury Bond 4.50%, 2/15/36                  $      4,995  $  4,786,224

U.S. TREASURY NOTES--2.2%
U.S. Treasury Note 5.125%, 5/15/16                        1,810     1,877,593
U.S. Treasury Note 4.875%, 8/15/16                          500       509,453
                                                                 ------------
                                                                    2,387,046
-----------------------------------------------------------------------------

TOTAL U.S. GOVERNMENT SECURITIES
IDENTIFIED COST $6,975,958)                                         7,173,270
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--20.1%
FHLMC 5.50%, 8/1/18                                         359       359,105
FHLMC 4.50%, 10/1/18                                        565       545,704
FNMA 5%, '18-'35                                          4,681     4,532,045
FNMA 4.50%, 9/1/18                                          535       516,206
FNMA 4.50%, 11/1/18                                       1,089     1,054,323
FNMA 6%, '29-'33                                          1,329     1,342,181
FNMA 7%, 11/1/30                                             89        91,434
FNMA 5.50%, '33-'35                                       9,025     8,913,480
FNMA 6.50%, 8/1/33                                          464       474,586
FNMA 4.50%, 9/1/33                                          256       240,096
FNMA 6.50%, 8/1/36                                        1,986     2,022,923
GNMA 7%, 8/15/29                                             81        83,720
GNMA 6.50%, '31-'32                                         482       495,285
GNMA 5%, 9/15/33                                            749       729,097
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $21,565,994)                                      21,400,185
-----------------------------------------------------------------------------
MUNICIPAL BONDS--7.1%

CALIFORNIA--1.5%
Alameda Corridor Transportation
  Authority Taxable Series C 6.50%,
  10/1/19 (MBIA Insured)                                    930     1,013,597
Contra Costa County Fire Protection
  District Taxable 4.93%, 8/1/17
  (MBIA Insured)                                            450       435,663
Oakland Pension Obligation Taxable
  Series A 6.95%, 12/15/08 (MBIA Insured)                    66        68,390


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

CALIFORNIA--(CONTINUED)
Oakland Pension Obligation Taxable
  Series A 6.98%, 12/15/09 (MBIA
  Insured)                                         $         34  $     35,799
                                                                 ------------
                                                                    1,553,449
                                                                 ------------

COLORADO--0.2%
Denver City and County School
  District No. 1 Pension Obligation
  Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC
  Insured)(g)                                                10        10,176
Denver City and County School
  District No. 1 Pension Obligation
  Certificate of Participation
  Taxable 6.76%, 12/15/07 (AMBAC
  Insured)                                                  255       259,386
                                                                 ------------
                                                                      269,562
                                                                 ------------

CONNECTICUT--2.0%
Hartford Taxable Series B 4.13%,
  8/1/07 (FSA Insured)                                      235       233,038
Hartford Taxable Series B 5.01%,
  8/1/15 (FSA Insured)                                      450       446,490
Mashantucket Western Pequot Tribe
  Taxable Series A 6.91%, 9/1/12
  (MBIA Insured)                                            655       690,239
Mashantucket Western Pequot Tribe
  Taxable Series A 144A 6.57%,
  9/1/13 (FSA Insured)(b)                                   715       758,486
                                                                 ------------
                                                                    2,128,253
                                                                 ------------

FLORIDA--0.7%
University of Miami Exchangeable
  Revenue Taxable Series A 7.40%,
  4/1/11 (MBIA Insured)                                     140       142,860
University of Miami Taxable Series
  A 7.65%, 4/1/20 (MBIA Insured)                            550       561,952
                                                                 ------------
                                                                      704,812
                                                                 ------------

ILLINOIS--0.7%
Chicago Taxable Series D 4.34%,
  1/1/10 (MBIA Insured)                                     330       323,149
Kane, Cook & Du Page Counties
  School District No. 46 Taxable
  Series D 5%, 1/1/10 (FGIC Insured)                        265       263,884
McHenry County Community Unified
  School District No. 12 Taxable
  5%, 12/1/11 (FSA Insured)                                 135       134,567
                                                                 ------------
                                                                      721,600
                                                                 ------------

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

MICHIGAN--0.2%
Detroit Taxable 4.97%, 5/1/13 (FSA
  Insured)                                         $        200  $    197,568

NEW YORK--0.2%
University of Rochester Taxable
  5.40%, 7/1/18 (MBIA Insured)                              255       255,857

OREGON--0.5%
Oregon Local Governments Pension
  Obligation Taxable 5.771%, 6/1/16
  (AMBAC Insured)                                           150       154,474
Oregon School Boards Association
  2004 Pension Obligation Taxable
  5.023%, 6/30/16 (FSA Insured)                             385       379,237
                                                                 ------------
                                                                      533,711
                                                                 ------------

PENNSYLVANIA--0.5%
City of Pittsburgh Pension
  Obligation Taxable Series B
  6.35%, 3/1/13 (FGIC Insured)                              400       423,880
Philadelphia Authority for
  Industrial Development Pension
  Funding Taxable Series A 5.79%,
  4/15/09 (MBIA Insured)                                    165       167,628
                                                                 ------------
                                                                      591,508
                                                                 ------------

SOUTH DAKOTA--0.2%
South Dakota State Educational
  Enhancement Funding Corp. Taxable
  Series A 6.72%, 6/1/25                                    207       207,212

TEXAS--0.4%
Frisco Independent School District
  5.125%, 8/15/30 (PSF Guaranteed)                          370       386,824
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $7,505,767)                                        7,550,356
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--7.3%
Bombardier Capital Mortgage
  Securitization Corp. 99-A, A3
  5.98%, 1/15/18                                            438       411,335
Capital Auto Receivables Assets
  04-2, A3 3.58%, 1/15/09                                 1,065     1,049,358
Carmax Auto Owner Trust 05-1 C
  4.82%, 10/15/11                                           500       493,884
Chase Manhattan Auto Owner Trust
  03-C, A4 2.94%, 6/15/10                                   394       388,060
Greenwich Structured ARM Products
  05-5A, N2 144A 8.83%,
  9/27/45(b)(c)                                             425       425,000
GSAMP Trust 05-HE4N, N1 144A 5.50%,
  7/25/45(b)                                                111       109,792
JPMorgan Mortgage Trust 05-S3, 2A2
  5.50%, 1/25/21                                            498       494,728

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

Merrill Lynch Mortgage Investors,
  Inc. 05-NCA A 5.584%, 2/25/36(c)                 $        543  $    543,148
MMCA Automobile Trust 02-1 C 6.20%,
  1/15/10                                                   276       275,352
Renaissance Home Equity Loan Trust
  05-1, AF2 4.263%, 5/25/35(c)                              371       368,092
Renaissance Home Equity Loan Trust
  05-3, AF3 4.814%, 10/25/35(c)                             250       247,171
Renaissance Home Equity Loan Trust
  06-2, AF4 6.115%, 8/25/36(c)                            1,015     1,033,397
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.883%, 3/25/35(c)                                        420       421,078
Saxon Asset Securities Trust 05-3,
  A2C 5.604%, 11/25/35(c)                                   470       470,975
Wachovia Auto Owner Trust 04-B, A4
  3.44%, 3/21/11                                          1,090     1,060,637
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $7,851,600)                                        7,792,007
-----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--17.1%

AEROSPACE & DEFENSE--0.1%
L-3 Communications Corp. 6.125%,
  1/15/14                                                   160       156,000

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc.
  8.25%, 7/15/07                                            215       218,472

AIRLINES--1.7%
American Airlines, Inc. 01-1
  6.977%, 5/23/21                                           487       467,493
Continental Airlines, Inc. 98-1 A
  6.648%, 3/15/19                                           412       419,342
JetBlue Airways Corp. 04-2 C
  8.505%, 5/15/10(c)                                        536       533,737
United Airlines, Inc. 01-1 6.071%,
  9/1/14                                                    402       401,682
                                                                 ------------
                                                                    1,822,254
                                                                 ------------

APPAREL, ACCESSORIES & LUXURY GOODS--0.2%
Salvation Army (The) 5.48%, 9/1/17                          185       187,263

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
  6.50%, 11/15/13                                           110       112,802

BROADCASTING & CABLE TV--0.7%
Clear Channel Communications, Inc.
  5.50%, 9/15/14                                            125       116,136
Comcast Corp. 5.30%, 1/15/14                                235       228,854
Echostar DBS Corp. 6.375%, 10/1/11                          250       244,063
PanAmSat Corp. 9%, 8/15/14                                  115       119,313
                                                                 ------------
                                                                      708,366
                                                                 ------------

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


CASINOS & GAMING--0.3%
GTECH Holdings Corp. 4.75%, 10/15/10               $        150  $    150,652
Harrah's Operating Co., Inc.
  5.625%, 6/1/15                                            165       153,370
                                                                 ------------
                                                                      304,022
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.1%
Cisco Systems, Inc. 5.50%, 2/22/16                          125       125,994

CONSTRUCTION MATERIALS--0.2%
CRH America, Inc. 5.30%, 10/15/13                           220       212,722

CONSUMER FINANCE--2.2%
Capital One Financial Corp. 5.25%,
  2/21/17                                                   200       190,421
Ford Motor Credit Co. 8.625%,
  11/1/10                                                   350       348,961
General Electric Capital Corp. 6%,
  6/15/12                                                   465       483,134
GMAC LLC 6.875%, 9/15/11                                    170       169,274
GMAC LLC 6.75%, 12/1/14                                     235       229,774
HSBC Finance Corp. 6.75%, 5/15/11                           235       249,053
HSBC Finance Corp. 6.375%, 11/27/12                          95        99,665
SLM Corp. 5.60%, 2/1/10(c)                                  600       573,552
                                                                 ------------
                                                                    2,343,834
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.2%
Western Union Co. (The) 144A 5.93%,
  10/1/16(b)                                                230       231,893

DISTILLERS & VINTNERS--0.1%
Constellation Brands, Inc. 7.25%,
  9/1/16                                                    100       101,625

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.6%
ARAMARK Services, Inc. 5%, 6/1/12                           250       204,575
International Lease Finance Corp.
  4.75%, 1/13/12                                            465       451,801
                                                                 ------------
                                                                      656,376
                                                                 ------------

ELECTRIC UTILITIES--0.7%
American Electric Power Co., Inc.
  5.25%, 6/1/15                                             210       204,251
PPL Capital Funding Trust I Series
  A 4.33%, 3/1/09                                           335       326,016
Southern Power Co. Series D 4.875%,
  7/15/15                                                   225       212,996
                                                                 ------------
                                                                      743,263
                                                                 ------------

ELECTRONIC MANUFACTURING SERVICES--0.3%
Jabil Circuit, Inc. 5.875%, 7/15/10                         285       287,569

HEALTH CARE DISTRIBUTORS--0.1%
AmerisourceBergen Corp. 5.625%,
  9/15/12                                                   115       113,039

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International,
  Inc. 6.125%, 7/1/15                                       190       189,525

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
HOME FURNISHINGS--0.2%
Mohawk Industries, Inc. 6.125%,
  1/15/16                                          $        215  $    213,701

HOMEBUILDING--0.3%
Beazer Homes USA, Inc. 144A 8.125%,
  6/15/16(b)                                                150       146,625
Horton (D.R.), Inc. 5.25%, 2/15/15                          230       209,990
                                                                 ------------
                                                                      356,615
                                                                 ------------

HOTELS, RESORTS & CRUISE LINES--0.2%
Royal Caribbean Cruises Ltd. 7.25%,
  6/15/16                                                   230       231,727

INSURANCE BROKERS--0.2%
Marsh & McLennan Cos., Inc. 5.75%,
  9/15/15                                                   220       215,779

INTEGRATED TELECOMMUNICATION SERVICES--0.6%
AT&T Corp. 7.30%, 11/15/11                                  110       119,227
AT&T, Inc. 5.625%, 6/15/16                                  240       237,367
Verizon Communications, Inc. 5.55%,
  2/15/16                                                   135       133,219
Verizon Global Funding Corp. 4.90%,
  9/15/15                                                   175       165,609
                                                                 ------------
                                                                      655,422
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--1.1%
Goldman Sachs Group, Inc. 4.75%,
  7/15/13                                                   480       460,928
Lehman Brothers Holdings, Inc.
  4.80%, 3/13/14                                            285       273,393
Morgan Stanley 5.375%, 10/15/15                             400       394,963
                                                                 ------------
                                                                    1,129,284
                                                                 ------------

LIFE & HEALTH INSURANCE--0.2%
Jefferson-Pilot Corp. 4.75%, 1/30/14                        215       205,328

LIFE SCIENCES TOOLS & SERVICES--0.2%
Thermo Electron Corp. 5%, 6/1/15                            240       226,588

MORTGAGE REIT'S--0.2%
iStar Financial, Inc. 6.05%, 4/15/15                        235       237,330

MOVIES & ENTERTAINMENT--0.1%
Time Warner, Inc. 6.875%, 5/1/12                            120       126,887

MULTI-LINE INSURANCE--0.1%
Assurant, Inc. 5.625%, 2/15/14                              100        99,580

MULTI-UTILITIES--0.3%
Dominion Resources, Inc. 5%, 3/15/13                        125       120,571
Public Service Co. of New Mexico
  4.40%, 9/15/08                                            250       245,088
                                                                 ------------
                                                                      365,659
                                                                 ------------

OFFICE REIT'S--0.2%
HRPT Properties Trust 5.75%, 2/15/14                        210       209,284

Phoenix Institutional Bond Fund


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

OFFICE SERVICES & SUPPLIES--0.2%
Pitney Bowes, Inc. 4.75%, 5/15/18                  $        275  $    257,903

OIL & GAS DRILLING--0.3%
Diamond Offshore Drilling, Inc.
  4.875%, 7/1/15                                            370       349,912

OIL & GAS EQUIPMENT & SERVICES--0.1%
Hornbeck Offshore Services, Inc.
  Series B 6.125%, 12/1/14                                  115       107,956

OIL & GAS REFINING & MARKETING--0.4%
Premcor Refining Group, Inc. (The)
  6.125%, 5/1/11                                            190       194,070
Tesoro Corp. 144A 6.625%, 11/1/15(b)                        205       198,337
                                                                 ------------
                                                                      392,407
                                                                 ------------

OIL & GAS STORAGE & TRANSPORTATION--0.5%
Kinder Morgan Management LLC 5.70%,
  1/5/16                                                    225       207,701
ONEOK Partners LP 6.15%, 10/1/16                            200       201,885
TEPPCO Partners LP 7.625%, 2/15/12                          105       112,506
                                                                 ------------
                                                                      522,092
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.6%
Citigroup, Inc. 5%, 9/15/14                                 230       224,083
JPMorgan Chase & Co. 5.125%, 9/15/14                        370       362,818
                                                                 ------------
                                                                      586,901
                                                                 ------------

PACKAGED FOODS & MEATS--0.2%
Tyson Foods, Inc. 6.85%, 4/1/16                             170       175,041

PROPERTY & CASUALTY INSURANCE--0.5%
Berkley (W.R.) Corp. 5.875%, 2/15/13                        215       215,128
HSB Capital I Series B 6.417%,
  7/15/27(c)                                                365       364,167
                                                                 ------------
                                                                      579,295
                                                                 ------------

REGIONAL BANKS--0.4%
BB&T Corp. 5.20%, 12/23/15                                  395       386,246

RESIDENTIAL REIT'S--0.2%
United Dominion Realty Trust, Inc.
  5.25%, 1/15/15                                            205       197,887

RESTAURANTS--0.2%
Yum! Brands, Inc. 6.25%, 4/15/16                            210       216,529

RETAIL REIT'S--0.2%
Simon Property Group LP 5.875%,
  3/1/17                                                    200       202,064

SPECIALIZED FINANCE--0.3%
CIT Group, Inc. 5.125%, 9/30/14                             285       277,794


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

SPECIALIZED REIT'S--0.3%
Health Care REIT, Inc. 5.875%,
  5/15/15                                          $        275  $    271,876

SYSTEMS SOFTWARE--0.2%
Oracle Corp. 5.25%, 1/15/16                                 215       211,575

THRIFTS & MORTGAGE FINANCE--0.2%
Washington Mutual, Inc. 4.625%,
  4/1/14                                                    215       200,690

TOBACCO--0.2%
Reynolds American, Inc. 144A 6.50%,
  7/15/10(b)                                                215       218,071

WIRELESS TELECOMMUNICATION SERVICES--0.2%
Nextel Communications, Inc. Series
  F 5.95%, 3/15/14                                          270       264,079
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $18,355,850)                                      18,206,521
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--30.9%
Bear Stearns Adjustable Rate
  Mortgage Trust 05-12, 13A1
  5.473%, 2/25/36(c)                                        191       188,675
Bear Stearns Asset Backed
  Securities Net Interest Margin
  04-HE5N, A3 5%, 7/25/34                                    17        17,342
Bear Stearns Commercial Mortgage
  Securities 06-PW12, A4 5.896%,
  9/11/38(c)                                                770       795,025
Bear Stearns Structured Products,
  Inc. 04-15, A2  P.O. 144A 0%,
  11/27/34(b)                                               539       504,204
Bear Stearns Structured Products,
  Inc. 04-5 A P.O. 144A 0%,
  2/25/34(b)                                                246       234,399
Bear Stearns Structured Products,
  Inc. 04-6 P.O. 0%, 2/25/34                                218       211,875
Bear Stearns Structured Products,
  Inc. 05-20N A 144A 8.83%,
  10/25/45(b)(c)                                            394       397,140
Centrex Home Equity 05-D, AF2
  4.94%, 10/25/35(c)                                        600       595,964
Chase Mortgage Finance Corp. 04-S3,
  3A1 6%, 3/25/34                                           647       645,497
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 05-CD1, AM 5.40%,
  7/15/44(c)                                                595       589,515
Citigroup/Deutsche Bank Commercial
  Mortgage Trust 06-CD2, A4 5.545%,
  1/15/46(c)                                                890       892,051
Countrywide Alternative Loan Trust
  05-43, 4A2 5.758%, 10/25/35(c)                            554       548,782
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                            304       303,284

Phoenix Institutional Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

Credit Suisse Mortgage Capital
  Certificates 06-C1, A4 5.609%,
  2/15/39(c)                                       $      1,270  $  1,288,487
Crown Castle Towers LLC 05-1A, AFX
  144A 4.643%, 6/15/35(b)                                   600       585,863
CS First Boston Mortgage Securities
  Corp. 5.046%, 8/15/38(c)                                  552       549,497
CS First Boston Mortgage Securities
  Corp. 04-1, 1A1 5.75%, 2/25/34                            184       183,709
CS First Boston Mortgage Securities
  Corp. 05-12, 6A1 6%, 1/25/36                            1,074     1,070,779
First Horizon Mortgage Pass-Through
  Trust 03-2, 1A12 5.75%, 4/25/33                           600       599,730
GE Capital Commercial Mortgage
  Corp. 04-C3, A4 5.189%, 7/10/39(c)                      1,205     1,195,972
GMAC Mortgage Corp. Loan Trust
  05-AR2, 2A 4.861%, 5/25/35(c)                             891       883,579
GMAC Mortgage Corp. Loan Trust
  06-HE3, A2 5.75%, 10/25/36(c)                             355       355,866
Greenwich Capital Commercial
  Funding Corp. 04-GG1, A7 5.317%,
  6/10/36(c)                                              1,130     1,130,646
GSAMP Trust 05-NC1N 144A 5%,
  2/25/35(b)                                                 62        61,681
JPMorgan Mortgage Trust 06-S1, 1A1
  6%, 4/25/36                                               244       242,997
Lehman Brothers - UBS Commercial
  Mortgage Trust 5.372%, 10/15/36                         1,055     1,056,319
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C4, A2 4.567%,
  6/15/29(c)                                              1,015     1,001,588
Lehman Brothers - UBS Commercial
  Mortgage Trust 04-C7, A6 4.786%,
  10/15/29(c)                                             1,125     1,088,086
Lehman Brothers Commercial Conduit
  Mortgage Trust 99-C2, A2 7.325%,
  10/15/32                                                1,110     1,164,465
MASTR Alternative Loans Trust 05-5,
  3A1 5.75%, 8/25/35                                        522       520,145
MASTR Alternative Net Interest
  Margin Trust 05-CW1A, N1 144A
  6.75%, 12/26/35(b)                                        185       182,657
MASTR Resecuritization Trust 05-1
  144A 5%, 10/28/34(b)                                      502       473,628
MASTR Resecuritization Trust 05-2
  144A 4.75%, 3/28/34(b)                                    388       359,256
Merrill Lynch Mortgage Trust
  04-KEY2, A4 4.864%, 8/12/39(c)                          1,110     1,074,981
Merrill Lynch Mortgage Trust 06-C1,
  AM 5.844%, 5/12/39(c)                                     440       450,983


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

Merrill Lynch/Countrywide
  Commercial Mortgage Trust 06-3,
  A4 5.414%, 7/12/46(c)                            $        950  $    951,262
Morgan Stanley Capital I 06-T23, A4
  5.983%, 8/12/41(c)                                        595       619,331
Morgan Stanley Mortgage Loan Trust
  05-5AR, 4A1 5.539%, 9/25/35(c)                            208       207,280
NationsLink Funding Corp. 99-2, A2C
  7.229%, 6/20/31                                           776       795,251
PNC Mortgage Acceptance Corp.
  00-C2, A2 7.30%, 10/12/33                                 640       681,181
RAAC Series 05-SP1, 1A1 5%, 9/25/34                       1,101     1,049,819
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(c)                             804       776,538
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                                   1,298     1,291,944
Structured Asset Securities Corp.
  05-6, 4A1 5%, 5/25/35                                     848       811,032
UCFC Manufactured Housing 97-3, A4
  6.975%, 1/15/29                                           343       325,600
Wachovia Bank Commercial Mortgage
  Trust 04-C12, A4 5.41%, 7/15/41(c)                      1,010     1,012,144
Wachovia Mortgage Loan Trust LLC
  06-A, B1 5.435%, 5/20/36(c)                               355       350,512
Washington Mutual, Inc. 05-AR3, A2
  4.648%, 3/25/35(c)                                        785       771,600
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1 4.56%,
  1/25/35(c)                                                115       112,661
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1 5%,
  5/25/20                                                   511       498,629
Wells Fargo Mortgage Backed
  Securities Trust 05-AR16, 6A3 5%,
  10/25/35(c)                                               912       901,638
Wells Fargo Mortgage Backed
  Securities Trust 05-AR4, 2A2
  4.53%, 4/25/35(c)                                         371       364,381
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $33,218,012)                                      32,965,470
-----------------------------------------------------------------------------
FOREIGN GOVERNMENT SECURITIES--1.4%

BRAZIL--0.4%
Federative Republic of Brazil
  7.875%, 3/7/15                                            200       219,700
Federative Republic of Brazil
  8.875%, 10/14/19                                          180       213,930
                                                                 ------------
                                                                      433,630
                                                                 ------------

CHILE--0.3%
Republic of Chile 5.06%, 1/28/08(c)                         315       315,630

Phoenix Institutional Bond Fund


                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

PANAMA--0.2%
Republic of Panama 7.25%, 3/15/15                  $        155  $    166,237

RUSSIA--0.4%
Russian Federation RegS 5%,
  3/31/30(c)(d)                                             420       469,220

TURKEY--0.1%
Republic of Turkey 7.375%, 2/5/25                           115       114,138
-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,398,558)                                        1,498,855
-----------------------------------------------------------------------------
FOREIGN CORPORATE BONDS(e)--5.4%

AUSTRALIA--0.4%
United Energy Distribution Holdings
  Property Ltd. 144A 5.45%,
  4/15/16(b)                                                265       263,576
Westfield Capital Corp. 144A
  5.125%, 11/15/14(b)                                       140       135,853
                                                                 ------------
                                                                      399,429
                                                                 ------------

CANADA--0.4%
CHC Helicopter Corp. 7.375%, 5/1/14                         115       108,962
Husky Energy, Inc. 6.15%, 6/15/19                           125       126,825
Inco Ltd. 5.70%, 10/15/15                                   185       178,301
                                                                 ------------
                                                                      414,088
                                                                 ------------

CHILE--1.4%
AES Gener SA 7.50%, 3/25/14                                 295       306,885
Banco Santander Chile 144A 5.375%,
  12/9/14(b)                                                190       187,050
Celulosa Arauco y Constitucion SA
  5.625%, 4/20/15                                           300       291,716
Empresa Nacional de Electricidad SA
  8.35%, 8/1/13                                             220       246,838
Petropower I Funding Trust 144A
  7.36%, 2/15/14(b)                                         524       498,868
                                                                 ------------
                                                                    1,531,357
                                                                 ------------

FINLAND--0.2%
Stora Enso Oyj 144A 6.404%,
  4/15/16(b)                                                225       229,345

GERMANY--0.6%
Deutsche Bank AG NY Series GS
  4.66%, 3/22/12(c)                                         620       589,868
Deutsche Telekom International
  Finance BV 8%, 6/15/10                                     85        92,726
                                                                 ------------
                                                                      682,594
                                                                 ------------

INDIA--0.1%
Vedanta Resources plc 144A 6.625%,
  2/22/10(b)                                                155       151,066

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

JAPAN--0.3%
Mizuho Finance Group Cayman Ltd.
  144A 5.79%, 4/15/14(b)                           $        265  $    267,863

KAZAKHSTAN--0.3%
Kazkommerts International BV 144A
  8.50%, 4/16/13(b)                                         250       264,375

MEXICO--0.3%
America Movil S.A. de C.V. 5.75%,
  1/15/15                                                   265       260,986

NETHERLANDS--0.2%
Coca-Cola HBC Finance BV 5.50%,
  9/17/15                                                   245       247,060

QATAR--0.1%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. 144A 3.437%, 9/15/09(b)                         151       146,301

SINGAPORE--0.2%
Chartered Semiconductor
  Manufacturing Ltd. 5.75%, 8/3/10                          210       209,347

SOUTH KOREA--0.1%
Chohung Bank 144A 4.50%,
  11/3/14(b)(c)                                              75        72,141
Korea Development Bank 5.75%,
  9/10/13                                                    70        71,322
                                                                 ------------
                                                                      143,463
                                                                 ------------

SPAIN--0.1%
Telefonica Emisiones SAU 6.421%,
  6/20/16                                                   100       102,883

UNITED KINGDOM--0.1%
Vodafone Group plc 5%, 9/15/15                              110       103,752

UNITED STATES--0.6%
Alcan, Inc. 5%, 6/1/15                                      225       214,632
Amvescap plc 5.375%, 12/15/14                               245       239,969
XL Capital Europe plc 6.50%, 1/15/12                        205       213,832
                                                                 ------------
                                                                      668,433
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,856,736)                                        5,822,342
-----------------------------------------------------------------------------

                                                        SHARES       VALUE
                                                     ----------- ------------

DOMESTIC COMMON STOCKS--0.0%

PAPER PRODUCTS--0.0%
Northampton Pulp LLC(f)(h)                                1,955         3,128
-----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $78,535)                                               3,128
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.0%
(IDENTIFIED COST $102,807,010)                                    102,412,134
                                                                 ------------

Phoenix Institutional Bond Fund
                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

SHORT-TERM INVESTMENTS(i)--4.8%

COMMERCIAL PAPER(i)--4.8%
UBS Finance Delaware LLC 5.34%,
  10/2/06                                          $      3,105  $  3,104,540
Alpine Securitization Corp. 5.30%,
  10/4/06                                                 1,985     1,984,123
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $5,088,663)                                        5,088,663
-----------------------------------------------------------------------------
TOTAL INVESTMENTS--100.8%
(IDENTIFIED COST $107,895,673)                                    107,500,797(a)

Other assets and liabilities, net--(0.8)%                            (892,374)
                                                                 ------------
NET ASSETS--100.0%                                               $106,608,423
                                                                 ============

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $967,366 and gross depreciation of $1,419,334 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $107,952,765.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $7,103,470 or 6.7% of net assets.

(c) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(d) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of (1933.)

(e) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(f) Illiquid and restricted. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At September 30, 2006, these securities amounted to a value of $3,128 or 0.0% of net assets. For acquisition information see Note 3 "Illiquid and Restricted Securities" in the Notes to Schedules of Investments.

(g)  Escrowed to maturity.

(h)  Non-income producing.

(i)  The rate shown is the discount rate.

Phoenix Low-Duration Core Plus Bond Fund

                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2006
                                   (UNAUDITED)

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


U.S. GOVERNMENT SECURITIES--3.5%

U.S. Treasury Notes--3.5%
U.S. Treasury Note 4.625%, 2/29/08                 $        140  $    139,661
U.S. Treasury Note 4.875%, 5/15/09                          265       266,532
U.S. Treasury Note 4.875%, 8/15/09                           90        90,612
U.S. Treasury Note 4.875%, 4/30/11                           25        25,278
U.S. Treasury Note 4.875%, 5/31/11                           30        30,344
-----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $547,601)                                            552,427
-----------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES--12.1%
FHLB 5.625%, 8/14/08                                         50        50,058
FHLMC 4.65%, 10/10/13                                        55        53,096
FNMA 5.50%, 10/1/18                                         189       189,537
FNMA 5%, 12/1/18                                             95        93,888
FNMA 4.50%, 12/1/19                                         256       247,412
FNMA 5%, 12/1/19                                            132       129,483
FNMA 5.50%, 7/25/34                                         133       133,689
FNMA 5.50%, 2/1/35                                          234       230,953
FNMA 6%, 2/1/35                                             252       253,366
FNMA 5%, 8/25/35                                            159       157,021
FNMA 5%, 8/25/35                                             16        15,501
FNMA 5.50%, 9/25/35                                         107       107,047
FNMA 6.50%, 8/1/36                                          248       252,865
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $1,930,657)                                        1,913,916
-----------------------------------------------------------------------------

MUNICIPAL BONDS--3.1%

CALIFORNIA--1.7%
San Bernardino County Finance
  Authority Pension Obligation
  Taxable 6.99%, 8/1/10 (MBIA
  Insured)                                                  250       266,297

ILLINOIS--0.8%
McHenry County Community Unified
  School District No. 12 Taxable
  5%, 12/1/11 (FSA Insured)                                 140       139,551

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


PENNSYLVANIA--0.6%
City of Philadelphia Industrial
  Development Authority Pension
  Obligation Taxable Series A
  5.89%, 4/15/11 (MBIA Insured)                    $         20  $     20,574
Philadelphia School District
  Taxable Series C 4.29%, 7/1/10
  (FSA Insured)                                              75        72,850
                                                                 ------------
                                                                       93,424
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $510,728)                                            499,272
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--10.4%
American General Mortgage Loan
  Trust 06-1, A2 144A 5.75%,
  12/25/35(b)(d)                                             75        74,572
GMAC Mortgage Corp. Loan Trust
  05-HE2, A3 4.622%, 11/25/35(d)                             75        74,160
GMAC Mortgage Corp. Loan Trust
  06-HE2, A3 6.32%, 5/25/36                                 115       116,653
Great America Leasing Receivables
  05-1, A4 144A 4.97%, 8/20/10(b)                            70        69,355
GSAA Home Equity Trust 04-10, AF2
  4.22%, 8/25/34(d)                                          66        65,853
GSAA Home Equity Trust 04-5, AF2
  4.736%, 6/25/34(d)                                         84        83,129
JPMorgan Mortgage Acquisition Corp.
  06-CW2, AF3 5.777%, 8/25/36(d)                            200       201,516
JPMorgan Mortgage Trust 05-S3, 2A2
  5.50%, 1/25/21                                             93        91,957
MASTR Alternative Net Interest
  Margin 06-6, N1 144A 6.328%,
  9/26/46(b)(d)                                              30        29,327
MMCA Automobile Trust 02-1 C 6.20%,
  1/15/10                                                    79        78,672
Onyx Acceptance Grantor Trust 03-D,
  A4 3.20%, 3/15/10                                         213       209,939
Renaissance Home Equity Loan Trust
  05-1, AF2 4.263%, 5/25/35(d)                              185       184,046
Renaissance Home Equity Loan Trust
  05-3, AF3 4.814%, 11/25/35(d)                             100        98,868
Residential Funding Mortgage
  Securities I, Inc. 05-SA1, 2A
  4.883%, 3/25/35(d)                                        157       157,904

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

Soundview Home Equity Loan Trust
  05-CTX1, A3 5.322%, 11/25/35(d)                  $        100  $     99,671
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,640,183)                                        1,635,622
-----------------------------------------------------------------------------
DOMESTIC CORPORATE BONDS--16.2%

AIRLINES--2.6%
American Airlines, Inc. 01-1
  6.977%, 11/23/22                                          165       158,365
Continental Airlines, Inc. 98-1 A
  6.648%, 3/15/19                                            58        59,341
United Airlines, Inc. 00-2 7.032%,
  4/1/12                                                     74        75,277
United Airlines, Inc. 01-1 6.071%,
  9/1/14                                                    111       110,890
                                                                 ------------
                                                                      403,873
                                                                 ------------
ASSET MANAGEMENT & CUSTODY BANKS--0.2%
Nuveen Investments, Inc. 5%, 9/15/10                         35        34,338

AUTOMOBILE MANUFACTURERS--0.1%
DaimlerChrysler NA Holding Corp.
  4.875%, 6/15/10                                            25        24,290

AUTOMOTIVE RETAIL--0.2%
Hertz Corp. 144A 8.875%, 1/1/14(b)                           30        31,575

BROADCASTING & CABLE TV--0.8%
COX Communications, Inc. 4.625%,
  6/1/13                                                    130       120,836

COMMODITY CHEMICALS--0.2%
Lyondell Chemical Co. 8%, 9/15/14                            30        30,525

CONSUMER FINANCE--0.9%
Ford Motor Credit Co. 8.466%,
  11/2/07(d)                                                 15        15,137
Ford Motor Credit Co. 6.625%,
  6/16/08                                                    20        19,705
Ford Motor Credit Co. 9.875%,
  8/10/11                                                    20        20,716
Ford Motor Credit Co. 9.957%,
  4/15/12(d)                                                 36        37,530
GMAC LLC 6.875%, 9/15/11                                     57        56,757
                                                                 ------------
                                                                      149,845
                                                                 ------------

DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.5%
International Lease Finance Corp.
  4.75%, 1/13/12                                             75        72,871

DIVERSIFIED METALS & MINING--0.3%
Freeport-McMoRan Copper & Gold,
  Inc. (Indonesia) 6.875%, 2/1/14                            50        49,625

ELECTRIC UTILITIES--1.5%
Consumers Energy Co. Series H
  4.80%, 2/17/09                                            245       241,509

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


ENVIRONMENTAL & FACILITIES SERVICES--0.3%
Allied Waste North America, Inc.
  Series B 5.75%, 2/15/11                          $         50  $     48,187

FOOD RETAIL--0.5%
Kroger Co. (The) 8.05%, 2/1/10                               75        80,737

HEALTH CARE EQUIPMENT--0.2%
Fisher Scientific International,
  Inc. 6.125%, 7/1/15                                        25        24,937

INTEGRATED TELECOMMUNICATION SERVICES--0.5%
AT&T Corp. 7.30%, 11/15/11                                   75        81,291

MORTGAGE REIT'S--0.5%
iStar Financial, Inc. 144A 5.95%,
  10/15/13(b)                                                75        75,379

OFFICE SERVICES & SUPPLIES--0.5%
Steelcase, Inc. 6.50%, 8/15/11                               75        76,237

OIL & GAS EXPLORATION & PRODUCTION--0.8%
Forest Oil Corp. 8%, 6/15/08                                125       128,906

OIL & GAS REFINING & MARKETING--0.5%
Premcor Refining Group, Inc. (The)
  6.125%, 5/1/11                                             75        76,607

OIL & GAS STORAGE & TRANSPORTATION--0.6%
Kinder Morgan Management LLC 5.35%,
  1/5/11(n)                                                  70        68,080
ONEOK Partners LP 5.90%, 4/1/12                              20        20,159
                                                                 ------------
                                                                       88,239
                                                                 ------------

OTHER DIVERSIFIED FINANCIAL SERVICES--0.8%
Bosphorus Financial Services Ltd.
  144A 7.205%, 2/15/12(b)(d)                                100        99,283
ERAC USA Finance Co. 144A 5.30%,
  11/15/08(b)                                                30        29,906
                                                                 ------------
                                                                      129,189
                                                                 ------------

PACKAGED FOODS & MEATS--0.5%
Dean Foods Co. 6.625%, 5/15/09                               75        75,656

PAPER PRODUCTS--0.8%
Bowater, Inc. 8.39%, 3/15/10(d)                             125       127,344

RETAIL REIT'S--0.4%
Simon Property Group LP 4.60%,
  6/15/10                                                    50        48,792
Simon Property Group LP 5.60%,
  9/1/11                                                     20        20,149
                                                                 ------------
                                                                       68,941
                                                                 ------------

TOBACCO--0.3%
Reynolds American, Inc. 144A 7.25%,
  6/1/13(b)                                                  50        51,701

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


TRADING COMPANIES & DISTRIBUTORS--0.2%
United Rentals North America, Inc.
  6.50%, 2/15/12                                   $        30   $     29,100

WIRELESS TELECOMMUNICATION SERVICES--1.5%
Nextel Communications, Inc. Series
  F 5.95%, 3/15/14                                         235        229,847
-----------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $2,542,231)                                        2,551,585
-----------------------------------------------------------------------------

NON-AGENCY MORTGAGE-BACKED SECURITIES--17.5%

Adjustable Rate Mortgage Trust
  05-3, 2A1 4.701%, 7/25/35(d)                             192        191,512
Bear Stearns Commercial Mortgage
  Securities 04-ESA J 144A 5.817%,
  5/14/16(b)                                               140        141,154
Bear Stearns Structured Products,
  Inc. 05-10 144A 7.902%,
  4/26/35(b)(d)                                             80         80,142
Chase Mortgage Finance Corp. 04-S3,
  3A1 6%, 3/25/34                                          106        106,012
Chase Mortgage Finance Corp. 06-A1,
  4A1 6.072%, 9/25/36(d)                                   150        150,340
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-12, 12A1
  4.742%, 8/25/34(d)                                       100         99,237
Countrywide Home Loan Mortgage
  Pass-Through Trust 04-13, 1A1
  5.50%, 8/25/34                                            79         78,854
Crown Castle Towers LLC 05-1A, AFX
  144A 4.643%, 6/15/35(b)                                   75         73,233
CS First Boston Mortgage Securities
  Corp. 05-12, 6A1 6%, 1/25/36                              60         59,964
CS First Boston Mortgage Securities
  Corp. 98-C1 B 6.59%, 5/17/40                             150        153,271
CS First Boston Mortgage Securities
  Corp. 99-C1, A2 7.29%, 9/15/41                           146        152,696
First Horizon Asset Securities,
  Inc. 04-AR4, 2A1 4.402%,
  8/25/34(d)                                               130        129,002
GMAC Mortgage Corp. Loan Trust
  06-HE3, A2 5.75%, 10/25/36(d)                            115        115,281
GSR Mortgage Loan Trust 05-AR6, 3A1
  4.561%, 9/25/35(d)                                        40         39,177
Harborview Mortgage Loan Trust
  05-15, B8 7.08%, 10/20/45(d)                              50         49,395
Harborview Mortgage Loan Trust
  05-9, B-10 7.08%, 6/20/35(d)                              50         49,322
MASTR Alternative Loans Trust 05-5,
  3A1 5.75%, 8/25/35                                        69         68,546

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

Residential Accredit Loans, Inc.
  05-QA4, A5 5.459%, 4/25/35(d)                    $        91   $     90,488
Residential Funding Mortgage
  Security I 06-S4, A2 6%, 4/25/36                          98         98,988
Structured Asset Securities Corp.
  03-32, 1A1 5.23%, 11/25/33(d)                             61         58,793
Structured Asset Securities Corp.
  05-1, 6A1 6%, 2/25/35                                    147        146,812
Wachovia Mortgage Loan Trust LLC
  06-A, B1 5.441%, 5/20/36(d)                               75         74,052
Wells Fargo Mortgage Backed
  Securities Trust 04-BB, A1
  4.561%, 1/25/35(d)                                       170        166,768
Wells Fargo Mortgage Backed
  Securities Trust 04-EE, 2A3
  3.989%, 12/25/34(d)                                      174        169,873
Wells Fargo Mortgage Backed
  Securities Trust 05-14, 2A1
  5.50%, 12/25/35                                           96         93,463
Wells Fargo Mortgage Backed
  Securities Trust 05-5, 1A1 5%,
  5/25/20                                                   59         57,693
Wells Fargo Mortgage Backed
  Securities Trust 05-AR10, 2A16
  4.109%, 6/25/35(d)                                        75         73,430
-----------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED Cost $2,781,570)                                       2,767,498
-----------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--17.3%

ARGENTINA--0.3%
Republic of Argentina PIK Interest
  Capitalization 8.28%, 12/31/33                            44         42,942

AUSTRALIA--0.9%
Commonwealth of Australia Series
  1106 6.75%, 11/15/06                                     196(f)     146,178

BRAZIL--3.4%
Federative Republic of Brazil
  9.25%, 10/22/10                                          112        126,280
Federative Republic of Brazil
  10.50%, 7/14/14                                          195        245,505
Federative Republic of Brazil
  7.875%, 3/7/15                                            45         49,433
Federative Republic of Brazil
  12.50%, 1/5/16                                           250(g)     116,129
                                                                 ------------
                                                                      537,347
                                                                 ------------

CANADA--0.7%
Commonwealth of Canada 3.75%, 6/1/08                       120(h)     107,003

CHILE--1.0%
Republic of Chile 5.625%, 7/23/07                          150        150,195

COLOMBIA--0.8%
Republic of Colombia  9.75%, 4/23/09                        65         71,305

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------

COLOMBIA--(CONTINUED)
Republic of Colombia 10%, 1/23/12                  $        50   $     58,525
                                                                 ------------
                                                                      129,830
                                                                 ------------

GERMANY--1.1%
Federal Republic of Germany 144A
  3.25%, 4/17/09(b)                                        138(i)     173,613

INDONESIA--0.2%
Republic of Indonesia 144A 6.75%,
  3/10/14(b)                                                30         30,675

MEXICO--1.8%
United Mexican States 8.375%,
  1/14/11                                                  100        111,600
United Mexican States 6.625%, 3/3/15                        85         90,312
United Mexican States Series MI10
  9.50%, 12/18/14                                          788(j)      76,888
                                                                 ------------
                                                                      278,800
                                                                 ------------

NEW ZEALAND--0.5%
Commonwealth of New Zealand Series
  1106 8%, 11/15/06                                        118(k)      77,100

PHILIPPINES--1.4%
Republic of Philippines 8.375%,
  3/12/09                                                   90         95,512
Republic of Philippines 8.375%,
  2/15/11                                                   70         75,950
Republic of Philippines 9%, 2/15/13                         50         56,438
                                                                 ------------
                                                                      227,900
                                                                 ------------

RUSSIA--1.0%
Russian Federation RegS 8.25%,
  3/31/10(e)                                               116        121,346
Russian Federation RegS 5%,
  3/31/30(d)(e)                                             35         39,101
                                                                 ------------
                                                                      160,447
                                                                 ------------

SOUTH AFRICA--0.1%
Republic of South Africa Series
  R153 13%, 8/31/10                                        120(l)      17,598

THAILAND--0.5%
Kingdom of Thailand Series R042
  4.80%, 4/9/10                                          2,900(m)      76,657

TURKEY--1.3%
Republic of Turkey 11.75%, 6/15/10                         115        134,837
Republic of Turkey 9%, 6/30/11                              35         38,412
Republic of Turkey 11.50%, 1/23/12                          25         30,203
                                                                 ------------
                                                                      203,452
                                                                 ------------

VENEZUELA--2.3%
Republic of Venezuela RegS 5.375%,
  8/7/10(e)                                                378        367,605

-----------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $2,710,115)                                       2,727,342
-----------------------------------------------------------------------------

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------
FOREIGN CORPORATE BONDS(c)--7.9%

AUSTRALIA--0.9%
Westfield Capital Corp. 144A
  4.375%, 11/15/10(b)                              $        150  $    144,661

BRAZIL--0.4%
Banco do Brasil Cayman 144A 8.50%,
  9/20/14(b)                                                 50        55,625

CANADA--0.8%
Rogers Wireless Communications,
  Inc. 8%, 12/15/12                                         125       133,438

CHILE--0.3%
Empresa Nacional de Electricidad SA
  7.75%, 7/15/08                                             40        41,399

GERMANY--1.5%
Deutsche Telekom International
  Finance BV 8%, 6/15/10                                    210       229,088

INDIA--0.5%
ICICI Bank Ltd. 144A 5.75%,
  11/16/10(b)                                                50        49,872
Vedanta Resources plc 144A 6.625%,
  2/22/10(b)                                                 30        29,238
                                                                 ------------
                                                                       79,110
                                                                 ------------

MEXICO--0.6%
America Movil S.A. de C.V. 6.115%,
  4/27/07(d)                                                100       100,000

POLAND--0.5%
Telekomunikacja Polska SA Finance
  BV 144A 7.75%, 12/10/08(b)                                 75        78,443

QATAR--0.1%
Ras Laffan Liquefied Natural Gas
  Co., Ltd. 144A 3.437%, 9/15/09(b)                          17        16,562

RUSSIA--0.9%
Gazprom OAO  144A (Gazstream SA)
  5.625%, 7/22/13(b)                                        124       123,306
Gazprom RegS (Morgan Stanley AG)
  9.625%, 3/1/13(e)                                          20        23,634
                                                                 ------------
                                                                      146,940
                                                                 ------------

SINGAPORE--0.5%
Chartered Semiconductor
  Manufacturing Ltd. 5.75%, 8/3/10                           75        74,767

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


SOUTH KOREA--0.6%
Korea Development Bank 3.875%,
  3/2/09                                           $        100  $     96,791

UNITED STATES--0.3%
Nova Chemicals Corp. 8.405%,
  11/15/13(d)                                                49        50,225
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $1,260,664)                                        1,247,049
-----------------------------------------------------------------------------

DOMESTIC CONVERTIBLE BONDS--0.2%

PHARMACEUTICALS--0.2%
Par Pharmaceutical Cos., Inc. Cv.
  2.875%, 9/30/10                                            30        27,938
-----------------------------------------------------------------------------
TOTAL DOMESTIC CONVERTIBLE BONDS
(IDENTIFIED COST $25,068)                                              27,938
-----------------------------------------------------------------------------

CREDIT LINKED NOTES--0.5%

OTHER FOREIGN GOVERNMENT--0.5%
Republic of Indonesia 14%, 6/15/09                           38        35,348
Republic of Indonesia (Citigroup)
  14%, 6/15/09                                               40        39,736
-----------------------------------------------------------------------------
TOTAL CREDIT LINKED NOTES
(IDENTIFIED COST $78,000)                                              75,084
-----------------------------------------------------------------------------

LOAN AGREEMENTS(d)--9.9%

AIRPORT SERVICES--0.4%
Worldspan LP Tranche 7.30%, 2/11/10                          62        61,899

APPAREL RETAIL--0.3%
Hanesbrands, Inc. Tranche B 7.40%,
  9/5/13                                                     23        23,115
HBI Branded Apparel Ltd. Inc.
  Tranche 5.40%, 4/15/14                                     25        25,563
                                                                 ------------
                                                                       48,678
                                                                 ------------

AUTO PARTS & EQUIPMENT--0.3%
Tenneco Automotive, Inc. Tranche B
  8.13%, 12/12/10                                            52        52,250

BROADCASTING & CABLE TV--0.7%
Charter Communications Operating
  LLC Tranche 7.751%, 4/28/13                                74        74,851
DIRECTV Holdings LLC Tranche B
  5.004%, 4/13/13                                            33        33,333
                                                                 ------------
                                                                      108,184
                                                                 ------------

CASINOS & GAMING--0.5%
MGM MIRAGE Tranche A 6.63%, 4/25/10                          75        75,000

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


COMMODITY CHEMICALS--0.1%
Lyondell Chemical Co. Tranche B
  5.372%, 9/15/13                                  $         10  $     10,025

DATA PROCESSING & OUTSOURCED SERVICES--0.3%
Solar Capital Corp. Tranche 6.20%,
  2/11/13                                                    50        49,997

DEPARTMENT STORES--0.5%
Neiman-Marcus Group, Inc. (The)
  Tranche 6.706%, 4/6/13                                     71        71,648

DIVERSIFIED CHEMICALS--0.1%
Huntsman Corp. Tranche B 6.25%,
  8/16/12                                                    24        23,806

ENVIRONMENTAL & FACILITIES SERVICES--0.8%
Allied Waste North America, Inc.
  Tranche 5.504%, 1/15/12                                    86        85,813
Allied Waste North America, Inc.
  Tranche A 6.39%, 1/15/12                                   33        33,274
Duratek, Inc. Tranche B 0%, 6/30/16                           5         4,568
EnergySolutions Tranche B 5.31%,
  6/7/13                                                     10        10,087
EnviroCare Tranche C 0%, 6/30/16                             --(p)        476
                                                                 ------------
                                                                      134,218
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.5%
Mosaic Global Holdings, Inc.
  Tranche B 4.766%, 2/21/12                                  74        74,298

HEALTH CARE FACILITIES--0.9%
LifePoint Hospitals, Inc. Tranche B
  5.129%, 4/15/12                                           135       134,323

HEALTH CARE SERVICES--0.7%
Davita, Inc. Tranche B 6.04%,
  10/5/12                                                    54        54,409
Fresenius Medical Care AG & Co
  Tranche B 6.325%, 3/31/13                                  50        49,625
                                                                 ------------
                                                                      104,034
                                                                 ------------

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.8%
Mirant North America LLC Tranche B
  6.55%, 1/3/13                                              25        24,875
NRG Energy, Inc. Tranche B 6.91%,
  2/1/13                                                    105       105,568
                                                                 ------------
                                                                      130,443
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--0.8%
NTELOS, Inc. Tranche B 5.766%,
  8/24/11                                                    99        99,121
NTELOS, Inc. Tranche B1 0%, 8/24/11                          25        25,031
                                                                 ------------
                                                                      124,152
                                                                 ------------

Phoenix Low-Duration Core Plus Bond Fund

                                                    PAR VALUE
                                                      (000)         VALUE
                                                   ------------  ------------


OIL & GAS EXPLORATION & PRODUCTION--0.6%
Helix Energy Solutions Group, Inc.
  Tranche 5.162%, 7/1/13                           $        100  $     99,937

PAPER PRODUCTS--0.4%
NewPage Corp. Tranche B 6.504%,
  5/2/11                                                     58        58,605

PHOTOGRAPHIC PRODUCTS--0.5%
Eastman Kodak Co. Tranche B 6.424%,
  10/18/12                                                   78        77,941

RESTAURANTS--0.3%
Burger King Corp. Tranche B1 6.27%,
  6/30/12                                                    55        55,322

SPECIALTY CHEMICALS--0.0%
Johnson Diversey, Inc. Tranche B
  7.05%, 12/16/11                                             7         6,807

WIRELESS TELECOMMUNICATION SERVICES--0.4%
Cricket Communications, Inc.
  Tranche B 5.22%, 6/16/13                                   38        37,875
Crown Castle Operating Co. Tranche
  0%, 6/1/14                                                 20        20,075
                                                                 ------------
                                                                       57,950
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL LOAN AGREEMENTS
(IDENTIFIED COST $1,560,718)                                        1,559,517
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.6%
(IDENTIFIED COST $15,587,535)                                      15,557,250
-----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--1.9%

COMMERCIAL PAPER(o)--1.9%
Target Corp. 5.35%, 10/2/06                        $        165  $    164,975)
UBS Finance Delaware LLC 5.25%,
  10/2/06                                                   140       139,980)
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $304,955)                                            304,955
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(Identified Cost $15,892,490)                                      15,862,205(a)

Other assets and liabilities, net--(0.5)%                             (79,637)
                                                                 ------------
NET ASSETS--100.0%                                               $ 15,782,568
                                                                 ------------



(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $74,795 and gross depreciation of $108,330 for federal income tax purposes. At September 30, 2006, the aggregate cost of securities for federal income tax purposes was $15,895,740.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2006, these securities amounted to a value of $1,457,622 or 9.2% of net assets.

(c) A corporate bond is considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 1D "Foreign Security Country Determination" in the Notes to Schedules of Investments.

(d) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(e) Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

(f)   Par value represents Australian Dollar.

(g)   Par value represents Brazilian Real

(h)   Par value represents Canadian Dollar.

(i)   Par value represents Euro.

(j)   Par value represents Mexican Peso.

(k)   Par value represents New Zealand Dollar.

(l)   Par value represents South African Rand.

(m)   Par value represents Thailand Baht.

(n) All or a portion segregated as collateral for forward currency contracts.

(o)   The rate shown is the discount rate.

(p)   Par is less than $1,000.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (Unaudited)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Phoenix Institutional Mutual Funds in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the placecountry-regionUnited States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates.


A. SECURITY VALUATION

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain securities held by the Funds were valued on the basis of a price provided by a principal market maker. The prices provided by the principal market maker may differ from the value that would be realized if the securities were sold. At September 30, 2006, the total value of these securities represented approximately the following percentage of net assets:

     Fund                              Percentage of Net Assets
     ----                              ------------------------

     Institutional Bond Fund                      3.8%


      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.



B. SECURITY TRANSACTIONS AND RELATED INCOME

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. FOREIGN CURRENCY TRANSLATION

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date.


D. FOREIGN SECURITY COUNTRY DETERMINATION

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

E. FORWARD CURRENCY CONTRACTS

      Each Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Notes to Schedules of Investments. A risk arises from the possible movements in foreign exchange rates or if counterparty does not perform under the contract.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

      A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

      At September 30, 2006, the Low-Duration Core Plus Bond Fund had entered into forward currency contracts as follows:

                                                                             NET UNREALIZED
                                                                              APPRECIATION
 CONTRACT TO RECEIVE      IN EXCHANGE FOR    SETTLEMENT DATE      VALUE      (DEPRECIATION)
 -------------------      ---------------    ---------------      -----      --------------

    JPY 5,646,100          USD 50,065            10/13/06        $47,902        $(2,163)
    JPY 11,382,300         USD 98,645            10/24/06         96,733         (1,912)
    JPY 9,133,160          USD 80,600            11/7/06          77,768         (2,832)
    JPY 4,392,360          USD 38,720            11/9/06          37,410         (1,310)
    JPY 4,055,520          USD 35,670            11/14/06         34,563         (1,107)
                                                                                -------
                                                                                $(9,325)
                                                                                =======

JPY   Japanese Yen   USD United States Dollar

F. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased.


G. LOAN AGREEMENTS

      Each Fund may invest in direct debt instruments, which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Fund's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or unwilling to pay the principal and interest when due.

NOTE 2--CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

PHOENIX INSTITUTIONAL MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED) (CONTINUED)

      Each Fund may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.


NOTE 3--ILLIQUID AND RESTRICTED SECURITIES

      Investments shall be considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of the Fund's Schedule of Investments where applicable.


      Restricted securities are illiquid securities, as defined above, not registered under the Securities Act of 1933. Generally, 144A securities are excluded from this category, except where defined as illiquid.



      At September 30, 2006, the Institutional Bond Fund held the following restricted security:


                                                            MARKET           % OF
                              ACQUISITION   ACQUISITION     VALUE AT         NET ASSETS AT
                              DATE          COST            9/30/06          9/30/06
                              -----         ----            ---------        -------
      Northampton Pulp LLC    12/30/99      $184,367        $3,128            0.0%

      The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

ITEM 2. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b)
            under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Phoenix Institutional Mutual Funds

By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ George R. Aylward
                         -------------------------------------------------------
                           George R. Aylward, President
                           (principal executive officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ W. Patrick Bradley
                         -------------------------------------------------------
                           W. Patrick Bradley, Chief Financial Officer
                           and Treasurer (principal financial officer)

Date     November 27, 2006
    ----------------------------------------------------------------------------

 * Print the name and title of each signing officer under his or her signature.